Property and Equipment, Net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of March 31, 2022	As of March 31, 2021
Buildings	$525,365	$508,325
Electronic equipment	132,650	172,536
Office equipment and furniture	252,097	239,945
Motor vehicles	169,216	163,728
Software	395,395	382,571
Leasehold improvements	182,827	131,109
Subtotal	1,657,550	1,598,214
Less: accumulated depreciation and amortization	(946,823)	(838,769)
Property and equipment, net	$710,727	$759,445

Depreciation and amortization expense was $179,207, $195,239, $164,942 and for the years ended March 31, 2022, 2021 and 2020, respectively.